Statements of Stockholders' Equity (Deficit) (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Zeta Acquisition Corp III	Zeta Acquisition Corp III Common Stock [Member]	Zeta Acquisition Corp III Additional Paid-in Capital [Member]	Zeta Acquisition Corp III Retained Earnings [Member]
Beginning balance at Dec. 31, 2006
Issuance of common stock on December 14, 2007 at $0.01 per share					$ 50,000	$ 500	$ 49,500
Issuance of common stock on December 14, 2007 at $0.01 per share (in shares)					5,000,000	5,000,000
Net loss					(14,977)			(14,977)
Ending Balance at Dec. 31, 2007					35,023	500	49,500	(14,977)
Ending Balance (in shares) at Dec. 31, 2007						5,000,000
Beginning balance at Nov. 15, 2007
Net loss					(204,691)
Ending Balance at Dec. 31, 2014					(154,691)	500	49,500
Ending Balance (in shares) at Dec. 31, 2014						5,000,000
Beginning balance at Dec. 31, 2007					35,023			(14,977)
Net loss					(33,623)			(33,623)
Ending Balance at Dec. 31, 2008					1,400	500	49,500	(48,600)
Ending Balance (in shares) at Dec. 31, 2008						5,000,000
Net loss					(19,996)			(19,996)
Ending Balance at Dec. 31, 2009					(18,596)	500	49,500	(68,596)
Ending Balance (in shares) at Dec. 31, 2009						5,000,000
Net loss					(22,395)			(22,395)
Ending Balance at Dec. 31, 2010					(40,991)	500	49,500	(90,991)
Ending Balance (in shares) at Dec. 31, 2010						5,000,000
Net loss					(27,040)			(27,040)
Ending Balance at Dec. 31, 2011					(68,031)	500	49,500	(118,031)
Ending Balance (in shares) at Dec. 31, 2011						5,000,000
Net loss					(27,315)			(27,315)
Ending Balance at Dec. 31, 2012					(95,346)	500	49,500	(145,346)
Ending Balance (in shares) at Dec. 31, 2012						5,000,000
Net loss					(28,611)			(28,611)
Ending Balance at Dec. 31, 2013					(123,957)	500	49,500	(173,957)
Ending Balance (in shares) at Dec. 31, 2013						5,000,000
Net loss					(30,734)			(30,734)
Ending Balance at Dec. 31, 2014					(154,691)	500	49,500	(204,691)
Ending Balance (in shares) at Dec. 31, 2014						5,000,000
Beginning balance at Aug. 29, 2014
Share-based compensation expense	236,618		236,618
Issuance of restricted stock awards	1,164	821	343
Issuance of restricted stock awards (in shares)		821,252
Net loss	(3,671,266)			(3,671,266)
Ending Balance at Dec. 31, 2014	$ (3,433,484)	$ 821	$ 236,961	$ (3,671,266)		$ 500	$ 49,500
Ending Balance (in shares) at Dec. 31, 2014		821,252				5,000,000